Stock Compensation Plan	12 Months Ended
Dec. 31, 2022
Stock Compensation Plan
Stock Compensation Plan

10. Stock Compensation Plan

Equity Incentive Plan

In October 2021, the Company adopted the 2021 Stock Incentive Plan (“2021 Plan”) that provided for the issuance of common stock to employees, nonemployee directors, and consultants. Recipients of incentive stock options are eligible to purchase shares of common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The 2021 Plan provided for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock awards and stock appreciation rights. The maximum contractual term of options granted under the 2021 Plan is ten years. The maximum number of shares initially available for issuance under the 2021 Plan was 6,000,000. No further options were available to be issued under the 2021 Plan.

In November 2022, the Company adopted the 2022 Equity Incentive Plan (“2022 Plan”) that provides for the issuance of common stock to employees, nonemployee directors, and consultants. Recipients of incentive stock options are eligible to purchase shares of common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. The 2022 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock, restricted stock units, stock awards and stock appreciation rights. The maximum contractual term of options granted under the 2022 Plan is ten years. The number of shares of the Company’s common stock reserved for issuance under the 2022 Plan is equal to 5,000,000, subject to an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2023 and continuing until, and including, the fiscal year ending December 31, 2033, equal to the lesser of 5% of the number of shares of the Company’s common stock outstanding on such date or an amount determined by the Company’s board of directors. As of December 31, 2022, 2,000,000 shares remain available for future grant under the Plan.

Stock Options

The following table sets forth the activity for the Company’s stock options during the periods presented:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at September 13, 2021 (inception)	—	$—	—	$—
Granted	400,000	$0.25
Outstanding at December 31, 2021	400,000	$0.25	9.8	$700,000
Granted	2,751,000	$2.00
Forfeited	(250,000)	$0.25
Outstanding at December 31, 2022	2,901,000	$1.91	9.4	$199,500

Exercisable at December 31, 2022	418,749	$1.76	9.3	$77,583
Vested or expected to vest at December 31, 2022	2,901,000	$1.91	9.4	$199,500

The fair values of the options granted were estimated based on the Black-Scholes model, using the following assumptions:

Year Ended December 31, 2022
Expected volatility	62.6% – 69.5%
Risk-free interest rate	1.68% – 3.25%
Expected term in years	5.5 – 6.3
Expected dividend yield	—%

For the year ended December 31, 2022, the Company granted 2,751,000 options with an exercise price of $2.00 per share, of which 288,000 options were issued to nonemployee directors that vest in April 2023 and the remaining options generally vest monthly over three years. The weighted average grant date fair value of options granted during 2022 was $1.18.

During 2021, the Company granted 400,000 options with an exercise price of $0.25 per share that vest monthly over three years. The weighted-average grant date fair value of options granted during 2021 was $0.15.

The Company recorded stock compensation from options of $923,581 and $4,894 for the year ended December 31, 2022 and the period September 13, 2021 (inception) through December 31, 2021, respectively. As of December 31, 2022, there was $2,341,524 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted average period of approximately 2.2 years.

Stock Awards

In October 2021, the Company issued 1,500,000 shares of restricted common stock to its Chief Executive Officer. The number of shares that vest is dependent on achieving certain performance conditions and dependent market conditions upon the third anniversary from the date of grant. The Company determined that the fair value of this award was $0.25 per share for a total value of $375,000. Upon reaching the performance condition, which has not been met as of December 31, 2022, the Company will recognize stock compensation expense over the remaining measurement period.

In October 2021, the Company issued 600,000 shares of restricted common stock to a consultant who is also a member the board of directors, that vest annually over three years. The Company determined that the fair value of this award was $0.25 per share for a total value of $150,000. The consulting agreement also included future awards of common stock for continued service, however in March 2023, the consulting agreement was amended and these future awards were cancelled.

In July 2022, the Company issued 600,000 shares of restricted common stock to a consultant who is also a member the board of directors, that vest quarterly over one year. The Company determined that the fair value of this award was $2.00 per share for a total value of $1,200,000.

In July 2022, the Company issued 100,000 shares of restricted common stock to a consultant, that vests on the one-year anniversary of the grant. The Company determined that the fair value of this award was $2.00 per share for a total value of $200,000.

In November 2022, the Company issued 3,000,000 shares of restricted common stock to certain employees and directors, that vest two to four years from the date of the grant. The Company determined that the fair value of these awards was $2.63 per share for a total value of $7,890,000.

In December 2022, the Company issued an aggregate of 1,550,000 shares of restricted common stock to its Chief Executive Officer and Chairman, Interim Chief Financial Officer and a director that vest quarterly over one year from the date of the grant. The Company determined that the fair value of these awards was $1.58 per share for a total value of $2,449,000.

The Company recorded stock compensation from stock awards totaling $1,075,732 and $8,333 for the year ended December 31, 2022 and the period September 13, 2021 (inception) through December 31, 2021. At December 31, 2022, there is $10,804,935 of unrecognized compensation cost related to the non-vested portion of stock awards that is expected to be recognized over the next 2.6 years.

The following table summarizes vesting of restricted common stock:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at September 13, 2021 (inception)	—	$—
Granted	2,100,000	0.25
Unvested at December 31, 2021	2,100,000	0.25
Granted	5,250,000	2.24
Vested	(350,000)	1.00
Unvested at December 31 2022	7,000,000	$1.75

Stock-based Compensation Expense

Stock-based compensation expense for all stock awards recognized in the accompanying consolidated statements of operations is as follows:

	Year Ended December 31, 2022	For The Period From September 13, 2021 (Inception) Through December 31, 2021
General and administrative	$1,798,043	$513,227
Research and development	201,270	—
Total	$1,999,313	$513,227